TRADE AND OTHER RECEIVABLES - Aging (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (2,497)	€ (2,059)	€ (2,435)
Trade and other receivables
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	19,558	18,641
Trade and other receivables | Cost
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	22,055	20,700
Trade and other receivables | Cost | Less than one month
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	18,984	17,711
Trade and other receivables | Cost | Between two and three months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	660	1,275
Trade and other receivables | Cost | Greater than three months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	2,411	1,714
Trade and other receivables | Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (2,497)	€ (2,059)